Investments (Leverage Leases - Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Leveraged Leases [Abstract]
Deferred income tax liability related to leveraged leases	$ 1.3	$ 1.3
Percentage of rental receivables performing	100.00%	100.00%
Loans and Leases Receivable, Other Information	The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 30 years, while the payment periods for direct financing leases range from one to 21 years.